Convertible Notes - Components of the convertible notes (Details) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Convertible Notes
Interest payments	$ (7,190)
Convertible Notes
Convertible Notes
Beginning balance		$ 9,562,293
Conversions		(10,263,119)
Accretion and interest expense		362,545
Interest payments		(7,190)
Foreign exchange adjustments		$ 345,471